Cash and cash equivalents and time deposits (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents and time deposits
Schedule of cash and cash equivalents and time deposits

	As of December 31,
	2023						2024
	Discontinued operations		Continuing operations		Total
	Amount in	US$	Amount in	US$	Amount in	US$	Amount in	US$
	thousand	equivalent	thousand	equivalent	thousand	equivalent	thousand	equivalent
RMB	234,411	32,666	23,057	3,213	257,468	35,879	62,730	8,661
HK$	20,621	2,661	31,981	4,126	52,602	6,787	29,322	3,784
US$	1,182	1,182	5,142	5,142	6,324	6,324	6,362	6,362
Japanese Yen	—	—	235,432	1,519	235,432	1,519	24,616	159
Singapore dollars	—	—	244	184	244	184	428	319
New Taiwan dollars	—	—	2,829	91	2,829	91	1,588	49
Others	—	—	424	240	424	240	293	305
		36,509		14,515		51,024		19,639